Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Labour costs	€ 20,663	€ 20,416	€ 19,447
Professional services costs	3,340	2,979	3,151
Indirect taxes	1,919	1,991	2,177
Directors and audit committee fees	1,791	1,886	1,895
Office and software maintainance	2,448	2,549	2,138
Depreciation and amortization	2,212	1,364	1,462
Travel expenses	2,279	2,677	2,689
Mail and Phone	509	552	550
Printing and Stationery	295	519	570
Car costs	443	661	467
Government grants related to PPE	(1,333)	(145)	(59)
Other	1,428	2,158	987
Total	€ 35,994	€ 37,607	€ 35,474